Investments - Cost or Amortized Cost, Gross Unrealized Gains and Losses, Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	$ 38.4	$ 43.4
Gross Unrealized Gains	4.2	3.3
Gross Unrealized Losses	0.0	0.0
Fair Value	42.6	46.7
U.S. government and government agencies and authorities
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	0.9	0.8
Gross Unrealized Gains	0.0	0.1
Gross Unrealized Losses	0.0	0.0
Fair Value	0.9	0.9
States, municipalities and political subdivisions
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	2.0	3.1
Gross Unrealized Gains	0.1	0.1
Gross Unrealized Losses	0.0	0.0
Fair Value	2.1	3.2
Foreign governments
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	0.3	0.3
Gross Unrealized Gains	0.1	0.1
Gross Unrealized Losses	0.0	0.0
Fair Value	0.4	0.4
Residential mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	1.1	2.0
Gross Unrealized Gains	0.1	0.1
Gross Unrealized Losses	0.0	0.0
Fair Value	1.2	2.1
Commercial mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	0.7
Gross Unrealized Gains	0.0
Gross Unrealized Losses	0.0
Fair Value	0.7
U.S. corporate
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	27.0	29.8
Gross Unrealized Gains	3.0	2.1
Gross Unrealized Losses	0.0	0.0
Fair Value	30.0	31.9
Foreign corporate
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	6.4	7.4
Gross Unrealized Gains	0.9	0.8
Gross Unrealized Losses	0.0	0.0
Fair Value	$ 7.3	$ 8.2